NONCONTROLLING INTEREST (Tables)	12 Months Ended
Mar. 31, 2015
NONCONTROLLING INTEREST
Schedule of noncontrolling interest

	iKang		iKang	iKang		Shenzhen	Shanghai
	Zhejiang	WA	Shanghai	Shanghai	Fujian	Hospital	Jianwei	Beijing		iKang
	BVI	HK	Gubei	Lujiazui	iKang	Management	Management	Jiandatong	MediFast	Changzhou	Total
Balance at March 31, 2012	$(25)	$—	$484	$115	$208	$(74)	$—	$—	$—	$—	$708
Share of profit	59	—	146	(1)	39	95	—	—	—	—	338
Other comprehensive income	(30)	—	9	2	3	—	—	—	—	—	(16)

Balance at March 31, 2013	$4	$—	$639	$116	$250	$21	$—	$—	$—	$—	$1,030
Addition of non-controlling interest in connection with establishment of Beijing Jiandatong	—	—	—	—	—	—	—	82	—	—	82
Addition of non-controlling interest in connection with acquisition of Shanghai iKang Jianwei Health Management Co., Ltd.	—	—	—	—	—	—	172	—	—	—	172
Addition of non-controlling interest in connection with acquisition of MediFast	—	—	—	—	—	—	—	—	1,690	—	1,690
Addition of non-controlling interest in connection with establishment of iKang Changzhou	—	—	—	—	—	—	—	—	—	732	732
Dividend distribution to non-controlling interest holder of Shanghai Wangzu Guobin Medical Center Co., Ltd.	—	—	(44)	—	—	—	—	—	—	—	(44)
Share of profit (loss)	104	—	236	25	143	33	(9)	(36)	48	(225)	319
Purchase of non-controlling interest	—	—	—	(142)	—	—	—	—	—	—	(142)
Other comprehensive income	(2)	—	(7)	1	(4)	(1)	(2)	(1)	(1)	(4)	(21)

Balance at March 31, 2014	$106	$—	$824	$—	$389	$53	$161	$45	$1,737	$503	$3,818
Capital contribution of non-controlling interest holder of Beijing Jiandatong	—	—	—	—	—	—	—	58	—	—	58
Capital contribution of non-controlling interest holder of Shanghai Jianwei	—	—	—	—	—	—	50	—	—	—	50
Addition of non-controlling interest in connection with acquisition of WA Health Care	—	3,388	—	—	—	—	—	—	—	—	3,388
Capital contribution of non-controlling interest holder of WA Centers HK Limited	—	1,984	—	—	—	—	—	—	—	—	1,984
Dividend distribution to non-controlling interest holder of MediFast	—	—	—	—	—	—	—	—	(387)	—	(387)
Share of profit (loss)	133	(42)	210	—	228	(105)	(145)	(9)	202	(189)	283
Other comprehensive income	21	—	—	—	—	2	—	—	1	—	24

Balance at March 31, 2015	$260	$5,330	$1,034	$—	$617	$(52)	$68	$94	$1,553	$314	$9,218